Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share capital
Schedule of number of shares outstanding and weighted average number of shares

	2025	2024
Common Shares issued and outstanding, beginning of period	70,333,149	59,606,399
Shares issued	9,316,108	10,726,750
Common Shares issued and outstanding, end of period	79,649,257	70,333,149
Weighted average shares outstanding - basic and diluted, end of period	72,330,908	67,321,698